Accrued Expenses and Other Current Liabilities (Details) - Schedule of other tax payables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of other tax payables [Abstract]
Value added tax payable	$ 579,516	$ 740,894
Local taxes payable	36,840	36,916
Other tax payable	$ 616,356	$ 777,810